Financial Instruments (Forms of Hedging) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Derivative [Line Items]
Shareowners' equity (increase) decrease	$ 57	$ 1,083
Earnings (loss) effect of derivatives	(84)	(997)
Cash Flow Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	(56)	(1,083)
Shareowners' equity (increase) decrease	57	1,083
Net effect on earnings (loss) (hedge ineffectiveness)	1	0
Earnings (loss) effect of derivatives	(84)	(997)
Fair Value Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	1,723	1,051
Adjustment to carrying amount of hedged debt increase (decrease)	(1,754)	(1,083)
Earnings (loss) related to hedge ineffectiveness	(32)	(32)
Net Investment Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	329	4,945
Fair value of non-derivatives (increase) decrease	198	0
Shareowners' equity (increase) decrease	569	4,989
Earnings (loss) (spot-forward difference on derivatives)	(42)	(44)
Net Investment Hedges [Member] | Discontinued operations
Derivative [Line Items]
Earnings (loss) effect of derivatives	693	788
Economic Hedges [Member]
Derivative [Line Items]
Fair value of derivatives increase (decrease)	(302)	(3,118)
Change in carrying amount of item being hedged increase (decrease)	111	3,129
Earnings (loss) effect of derivatives	$ (191)	$ 11